Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the year	$ 806	$ 1,232	$ 886
Increase (decrease) related to current year tax positions	119	(426)	346
Balance at end of the year	$ 925	$ 806	$ 1,232